LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.69%
Aerospace & Defense–1.35%
†AAR	2,339	$ 75,854
Aerojet Rocketdyne Holdings	6,136	267,223
†AeroVironment	732	63,186
†Astronics	2,342	32,928
†Astronics Class B	1,024	14,541
†Axon Enterprise	892	156,118
†Boeing	3,799	835,552
BWX Technologies	5,445	293,268
Curtiss-Wright	3,000	378,540
†Ducommun	1,095	55,133
General Dynamics	4,917	963,879
HEICO	1,122	147,958
HEICO Class A Class A	2,092	247,756
†Hexcel	6,480	384,847
Howmet Aerospace	9,783	305,230
Huntington Ingalls Industries	2,268	437,860
Kaman	2,196	78,331
†Kratos Defense & Security Solutions	7,221	161,100
L3Harris Technologies	2,580	568,219
Lockheed Martin	4,642	1,601,954
Maxar Technologies	411	11,639
†Mercury Systems	2,137	101,337
Moog Class A	2,078	158,406
National Presto Industries	415	34,063
Northrop Grumman	3,797	1,367,490
Park Aerospace	1,422	19,453
Raytheon Technologies	17,936	1,541,779
Spirit AeroSystems Holdings Class A	4,503	198,988
Textron	10,291	718,415
†TransDigm Group	1,144	714,508
†Vectrus	700	35,196
		11,970,751
Air Freight & Logistics–0.68%
†Air Transport Services Group	4,399	113,538
†Atlas Air Worldwide Holdings	1,872	152,905
CH Robinson Worldwide	6,781	589,947
†Echo Global Logistics	1,937	92,415
Expeditors International of Washington	6,016	716,686
FedEx	6,059	1,328,678
Forward Air	1,360	112,907
†GXO Logistics	6,121	480,131
†Hub Group Class A	1,843	126,706
†Radiant Logistics	4,220	26,966
United Parcel Service Class B	12,787	2,328,513
		6,069,392
Airlines–0.31%
†Alaska Air Group	6,350	372,110
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines (continued)
†Allegiant Travel	963	$ 188,247
†American Airlines Group	14,699	301,624
†Copa Holdings Class A	1,782	145,019
†Delta Air Lines	2,224	94,765
†Hawaiian Holdings	3,086	66,843
†JetBlue Airways	17,815	272,391
†Mesa Air Group	2,354	18,032
†SkyWest	3,119	153,892
†Southwest Airlines	12,115	623,074
†Spirit Airlines	5,476	142,047
†United Airlines Holdings	7,109	338,175
		2,716,219
Auto Components–0.60%
†Adient	6,791	281,487
†American Axle & Manufacturing Holdings	7,274	64,084
†Aptiv	4,752	707,905
Autoliv	5,998	514,149
BorgWarner	16,023	692,354
†Cooper-Standard Holdings	1,627	35,648
Dana	8,992	199,982
†Dorman Products	1,581	149,673
†Fox Factory Holding	1,929	278,818
Gentex	14,126	465,875
†Gentherm	1,589	128,598
†Goodyear Tire & Rubber	17,941	317,556
†Horizon Global	1,513	10,636
LCI Industries	1,744	234,795
Lear	4,002	626,233
†Modine Manufacturing	3,832	43,417
†Motorcar Parts of America	2,131	41,554
Patrick Industries	1,704	141,943
Standard Motor Products	1,116	48,780
†Stoneridge	2,012	41,025
†Superior Industries International	1,457	10,272
†Tenneco Class A	5,209	74,332
†Veoneer	3,982	135,627
†Visteon	1,057	99,770
		5,344,513
Automobiles–0.62%
†Ford Motor	46,611	660,012
†General Motors	35,205	1,855,655
Harley-Davidson	10,933	400,257
†Tesla	2,657	2,060,450
Thor Industries	3,525	432,729
Winnebago Industries	1,657	120,050
		5,529,153
Banks–5.82%
1st Source	1,869	88,292
ACNB	300	8,400
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Allegiance Bancshares	1,602	$ 61,116
Altabancorp	1,404	62,001
American National Bankshares	691	22,831
Ameris Bancorp	4,264	221,216
Ames National	508	11,816
Arrow Financial	1,242	42,681
Associated Banc-Corp	9,472	202,890
†Atlantic Capital Bancshares	2,130	56,424
Atlantic Union Bankshares	5,077	187,087
†Axos Financial	4,313	222,292
Banc of California	4,299	79,488
BancFirst	2,354	141,522
†Bancorp	5,433	138,270
BancorpSouth Bank	6,437	191,694
Bank of America	92,335	3,919,621
Bank of Hawaii	2,642	217,093
Bank of Marin Bancorp	1,102	41,600
Bank of NT Butterfield & Son	3,380	120,024
Bank OZK	9,438	405,645
BankFinancial	1,093	12,548
BankUnited	5,824	243,560
Bankwell Financial Group	404	11,890
Banner	1,939	107,052
Bar Harbor Bankshares	748	20,981
†BayCom	1,762	32,773
Berkshire Hills Bancorp	4,384	118,280
BOK Financial	3,149	281,993
Brookline Bancorp	5,744	87,653
Bryn Mawr Bank	1,379	63,365
Business First Bancshares	727	17,005
Byline Bancorp	1,200	29,472
C&F Financial	247	13,118
Cadence BanCorp	11,022	242,043
Cambridge Bancorp	195	17,160
Camden National	1,173	56,187
Capital City Bank Group	1,029	25,457
Capstar Financial Holdings	789	16,758
Cathay General Bancorp	5,111	211,544
CBTX	1,491	39,333
Central Pacific Financial	1,797	46,147
Central Valley Community Bancorp	650	13,975
Century Bancorp Class A	314	36,185
CIT Group	5,667	294,401
Citigroup	26,965	1,892,404
Citizens & Northern	830	20,966
Citizens Financial Group	10,395	488,357
City Holding	1,056	82,273
Civista Bancshares	1,887	43,835
CNB Financial	1,363	33,175
Codorus Valley Bancorp	389	8,768
Columbia Banking System	4,744	180,225
Comerica	5,568	448,224
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Commerce Bancshares	6,409	$ 446,579
Community Bank System	3,521	240,907
Community Trust Bancorp	1,576	66,350
ConnectOne Bancorp	3,369	101,104
Cullen/Frost Bankers	3,117	369,739
†Customers Bancorp	2,725	117,229
CVB Financial	8,489	172,921
Dime Community Bancshares	3,418	111,632
Eagle Bancorp	2,082	119,715
East West Bancorp	8,263	640,713
Enterprise Bancorp	505	18,155
Enterprise Financial Services	2,260	102,333
Equity Bancshares Class A	1,411	47,099
Farmers & Merchants Bancorp	621	13,910
Farmers National Banc	1,405	22,073
FB Financial	3,337	143,091
Fifth Third Bancorp	18,805	798,084
Financial Institutions	1,236	37,883
First Bancorp	400	11,656
First Bancorp (North Carolina)	2,305	99,138
First BanCorp (Puerto Rico)	15,722	206,744
First Bancshares	606	23,501
First Bank	702	9,891
First Busey	3,995	98,397
First Business Financial Services	400	11,484
First Citizens BancShares Class A	620	522,765
First Commonwealth Financial	7,586	103,397
First Community Bancshares	1,806	57,286
First Financial	910	38,265
First Financial Bancorp	6,619	154,951
First Financial Bankshares	6,396	293,896
First Foundation	3,162	83,161
First Hawaiian	9,409	276,154
First Horizon National	32,870	535,452
First Internet Bancorp	281	8,762
First Interstate BancSystem Class A	2,923	117,680
First Merchants	3,427	143,386
First Mid Bancshares	782	32,109
First Midwest Bancorp	7,574	143,982
First of Long Island	2,890	59,534
First Republic Bank	5,159	995,068
Flushing Financial	2,575	58,195
FNB	23,407	271,989
Fulton Financial	10,167	155,352
German American Bancorp	1,832	70,770
Glacier Bancorp	6,201	343,225

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Great Southern Bancorp	1,288	$ 70,595
Great Western Bancorp	3,312	108,435
Guaranty Bancshares	986	35,348
Hancock Whitney	5,726	269,809
Hanmi Financial	2,726	54,684
Harborone Bancorp	3,449	48,424
Heartland Financial USA	2,936	141,163
Heritage Commerce	4,676	54,382
Heritage Financial	2,744	69,972
Hilltop Holdings	4,920	160,736
Home BancShares	11,965	281,536
HomeTrust Bancshares	2,018	56,464
Hope Bancorp	7,589	109,585
Horizon Bancorp	3,992	72,535
†Howard Bancorp	745	15,109
Huntington Bancshares	38,021	587,805
Independent Bank	4,677	231,944
Independent Bank Group	3,133	222,568
International Bancshares	4,629	192,752
Investar Holding	619	13,630
Investors Bancorp	16,471	248,877
JPMorgan Chase & Co.	53,837	8,812,579
KeyCorp	23,443	506,838
Lakeland Bancorp	3,667	64,649
Lakeland Financial	1,686	120,111
Live Oak Bancshares	3,910	248,793
M&T Bank	3,071	458,623
Macatawa Bank	1,713	13,755
Mercantile Bank	1,549	49,614
†Metropolitan Bank Holding	1,000	84,300
Midland States Bancorp	2,021	49,979
MidWestOne Financial Group	1,275	38,454
National Bank Holdings Class A	1,818	73,593
National Bankshares	222	8,061
NBT Bancorp	3,154	113,922
†Nicolet Bankshares	736	54,596
Northrim BanCorp	322	13,688
OceanFirst Financial	3,787	81,080
OFG Bancorp	3,694	93,163
Old National Bancorp	11,890	201,535
Old Second Bancorp	1,033	13,491
Origin Bancorp	1,422	60,222
Orrstown Financial Services	503	11,770
Pacific Premier Bancorp	5,733	237,576
PacWest Bancorp	6,636	300,743
Park National	1,191	145,242
Parke Bancorp	739	16,206
PCB Bancorp	642	12,782
Peapack Gladstone Financial	2,178	72,658
Peoples Bancorp	2,283	72,166
Peoples Financial Services	412	18,775
People's United Financial	28,955	505,844
Pinnacle Financial Partners	3,905	367,382
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	5,084	$ 994,634
Popular	5,265	408,933
Preferred Bank	1,329	88,618
Primis Financial	1,601	23,150
Prosperity Bancshares	4,571	325,135
QCR Holdings	1,366	70,267
RBB Bancorp	1,258	31,714
Regions Financial	24,752	527,465
Renasant	4,113	148,274
Republic Bancorp Class A	1,308	66,250
†Republic First Bancorp	4,711	14,510
S&T Bancorp	3,057	90,090
Sandy Spring Bancorp	3,595	164,723
Seacoast Banking Corp. of Florida	3,281	110,931
ServisFirst Bancshares	3,116	242,425
Sierra Bancorp	1,304	31,661
Signature Bank	1,450	394,806
Simmons First National Class A	7,200	212,832
SmartFinancial	542	14,011
†Southern First Bancshares	419	22,416
Southside Bancshares	2,708	103,689
SouthState	3,910	291,960
Spirit of Texas Bancshares	600	14,520
Sterling Bancorp	12,947	323,157
Stock Yards Bancorp	1,461	85,688
Summit Financial Group	450	11,029
†SVB Financial Group	1,665	1,077,055
Synovus Financial	9,521	417,877
†Texas Capital Bancshares	2,530	151,851
Tompkins Financial	1,112	89,972
Towne Bank	4,814	149,764
TriCo Bancshares	2,055	89,187
†TriState Capital Holdings	2,375	50,231
†Triumph Bancorp	2,365	236,807
Truist Financial	16,483	966,728
Trustmark	4,607	148,438
UMB Financial	2,898	280,266
Umpqua Holdings	14,427	292,147
United Bankshares	8,773	319,162
United Community Banks	5,327	174,832
Univest Financial	2,727	74,693
US Bancorp	26,453	1,572,366
Valley National Bancorp	26,937	358,531
Washington Trust Bancorp	1,505	79,735
Webster Financial	4,326	235,594
Wells Fargo & Co.	52,041	2,415,223
WesBanco	5,072	172,854
West Bancorporation	758	22,763
Westamerica Bancorporation	1,867	105,037
Western Alliance Bancorp	5,374	584,799
Wintrust Financial	2,899	232,993

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Zions Bancorp	7,368	$ 456,005
		51,711,158
Beverages–1.22%
†Boston Beer Class A	527	268,638
Brown-Forman Class A	1,678	105,160
Brown-Forman Class B	6,760	452,988
†Celsius Holdings	783	70,540
Coca-Cola	59,986	3,147,465
Coca-Cola Consolidated	532	209,704
Constellation Brands Class A	3,033	639,023
Keurig Dr Pepper	6,902	235,772
MGP Ingredients	1,309	85,216
Molson Coors Beverage Class B	8,465	392,607
†Monster Beverage	6,436	571,710
National Beverage	4,024	211,220
PepsiCo	29,654	4,460,258
		10,850,301
Biotechnology–2.11%
AbbVie	31,346	3,381,293
†ACADIA Pharmaceuticals	2,258	37,505
†Acceleron Pharma	1,015	174,682
†Adverum Biotechnologies	5,792	12,569
†Agios Pharmaceuticals	1,115	51,457
†Akebia Therapeutics	7,580	21,830
†Albireo Pharma	900	28,080
†Alkermes	7,678	236,790
†Allakos	198	20,962
†Allogene Therapeutics	2,127	54,664
†Alnylam Pharmaceuticals	409	77,223
Amgen	14,170	3,013,250
†AnaptysBio	1,298	35,202
†Anika Therapeutics	1,049	44,645
†Arcutis Biotherapeutics	1,509	36,050
†Ardelyx	2,308	3,047
†Arena Pharmaceuticals	2,941	175,137
†Arrowhead Pharmaceuticals	480	29,966
†Assembly Biosciences	1,150	4,002
†Atara Biotherapeutics	2,169	38,825
†Biogen	4,317	1,221,668
†Biohaven Pharmaceutical Holding	1,563	217,116
†BioMarin Pharmaceutical	2,850	220,276
†Bluebird Bio	2,545	48,635
†Blueprint Medicines	337	34,647
†Bridgebio Pharma	867	40,636
†Catalyst Pharmaceuticals	2,500	13,250
†ChemoCentryx	443	7,575
†Chimerix	1,691	10,467
†Concert Pharmaceuticals	1,683	5,503
†CRISPR Therapeutics	1,463	163,754
†Denali Therapeutics	3,237	163,307
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Eagle Pharmaceuticals	867	$ 48,361
†Editas Medicine	571	23,457
†Emergent BioSolutions	3,148	157,620
†Enanta Pharmaceuticals	1,564	88,851
†Enochian Biosciences	1,600	10,768
†Exact Sciences	2,539	242,348
†Exelixis	14,409	304,606
†Fate Therapeutics	877	51,980
†FibroGen	797	8,145
†G1 Therapeutics	1,617	21,700
Gilead Sciences	19,971	1,394,974
†Global Blood Therapeutics	1,964	50,043
†GlycoMimetics	2,474	5,418
†Halozyme Therapeutics	3,443	140,061
†Heron Therapeutics	3,806	40,686
†Horizon Therapeutics	7,428	813,663
†Incyte	2,494	171,537
†Intellia Therapeutics	1,899	254,751
†Ionis Pharmaceuticals	3,180	106,657
†Iovance Biotherapeutics	678	16,719
†Ironwood Pharmaceuticals	7,322	95,625
†Jounce Therapeutics	728	5,409
†KalVista Pharmaceuticals	1,364	23,802
†Krystal Biotech	200	10,442
†Kura Oncology	1,842	34,501
†Ligand Pharmaceuticals	909	126,642
†Lineage Cell Therapeutics	4,300	10,836
†Lumos Pharma	21	200
†MacroGenics	2,522	52,811
†Madrigal Pharmaceuticals	698	55,693
†Minerva Neurosciences	4,500	7,830
†Mirati Therapeutics	209	36,974
†Moderna	2,330	896,724
†Molecular Templates	2,529	16,970
†Myriad Genetics	6,104	197,098
†Natera	344	38,335
†Neurocrine Biosciences	1,259	120,751
†Novavax	434	89,973
†OPKO Health	44,007	160,626
=†PDL BioPharma	12,718	11,781
†Protagonist Therapeutics	3,412	60,461
†Prothena	2,185	155,638
†Regeneron Pharmaceuticals	1,340	810,941
†REGENXBIO	2,597	108,866
†Rhythm Pharmaceuticals	1,655	21,614
†Rocket Pharmaceuticals	1,401	41,876
†Sage Therapeutics	752	33,321
†Sangamo Therapeutics	8,751	78,847
†Sarepta Therapeutics	895	82,770
†Seagen	1,248	211,910
†Spectrum Pharmaceuticals	5,260	11,467
†SpringWorks Therapeutics	296	18,778
†Syros Pharmaceuticals	300	1,341
†Travere Therapeutics	1,860	45,105

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Twist Bioscience	476	$ 50,918
†Ultragenyx Pharmaceutical	1,378	124,282
†United Therapeutics	2,384	440,039
†Vanda Pharmaceuticals	3,572	61,224
†Verastem	6,841	21,070
†Vertex Pharmaceuticals	3,556	645,023
†Xencor	3,216	105,035
		18,699,907
Building Products–1.22%
AAON	3,577	233,721
Advanced Drainage Systems	4,887	528,627
Allegion	3,804	502,813
†American Woodmark	1,121	73,280
AO Smith	8,201	500,835
Apogee Enterprises	1,507	56,904
†Armstrong Flooring	1,730	5,415
Armstrong World Industries	3,181	303,690
†AZEK	590	21,553
†Builders FirstSource	10,757	556,567
Carlisle	3,630	721,608
Carrier Global	23,247	1,203,265
†Cornerstone Building Brands	5,674	82,897
CSW Industrials	1,444	184,399
Fortune Brands Home & Security	7,315	654,107
†Gibraltar Industries	1,995	138,952
Griffon	3,933	96,752
Insteel Industries	1,555	59,168
†JELD-WEN Holding	7,208	180,416
Johnson Controls International	7,848	534,292
Lennox International	1,410	414,780
Masco	6,136	340,855
†Masonite International	1,626	172,567
Owens Corning	5,731	490,001
†PGT Innovations	4,054	77,431
Quanex Building Products	2,203	47,166
†Resideo Technologies	9,867	244,603
Simpson Manufacturing	2,689	287,642
Tecnoglass	1,700	36,941
Trane Technologies	4,093	706,656
†Trex	6,500	662,545
UFP Industries	4,286	291,362
Zurn Water Solution	6,889	442,894
		10,854,704
Capital Markets–3.30%
Affiliated Managers Group	2,736	413,382
Ameriprise Financial	2,922	771,759
Ares Management Class A	1,769	130,605
Artisan Partners Asset Management Class A	2,649	129,589
B. Riley Financial	150	8,856
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Bank of New York Mellon	13,221	$ 685,377
BGC Partners Class A	17,890	93,207
BlackRock	2,111	1,770,411
Blackstone	5,556	646,385
†Blucora	3,219	50,184
Brightsphere Investment Group	5,071	132,505
Cboe Global Markets	3,177	393,503
Charles Schwab	11,522	839,263
CME Group	3,001	580,333
Cohen & Steers	2,732	228,860
Cowen Class A	1,499	51,431
Diamond Hill Investment Group	308	54,103
†Donnelley Financial Solutions	3,917	135,607
Evercore Class A	3,008	402,079
FactSet Research Systems	1,445	570,457
Federated Hermes	6,284	204,230
Franklin Resources	11,369	337,887
GAMCO Investors Class A	694	18,308
Goldman Sachs Group	5,708	2,157,795
Greenhill & Co.	1,658	24,240
Hamilton Lane Class A	1,683	142,752
Houlihan Lokey	2,512	231,355
Interactive Brokers Group Class A	1,344	83,785
Intercontinental Exchange	8,980	1,031,084
Invesco	17,695	426,626
Janus Henderson Group	10,713	442,768
Jefferies Financial Group	12,086	448,753
KKR & Co.	11,406	694,397
Lazard Class A	8,039	368,186
LPL Financial Holdings	6,025	944,479
MarketAxess Holdings	1,026	431,628
Moelis & Co. Class A	2,414	149,354
Moody's	2,960	1,051,126
Morgan Stanley	30,619	2,979,535
Morningstar	2,516	651,719
MSCI	774	470,855
Nasdaq	4,429	854,886
Northern Trust	8,457	911,749
†Open Lending Class A	1,211	43,681
Oppenheimer Holdings Class A	765	34,647
Piper Sandler	1,263	174,875
PJT Partners Class A	816	64,554
Raymond James Financial	8,841	815,848
S&P Global	3,140	1,334,155
†Safeguard Scientifics	1,565	13,897
SEI Investments	9,150	542,595
State Street	9,159	775,951
Stifel Financial	6,789	461,380
†Stonex Group	1,244	81,980

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T. Rowe Price Group	6,836	$ 1,344,641
Tradeweb Markets Class A	2,207	178,281
Virtu Financial Class A	5,162	126,108
Virtus Investment Partners	420	130,334
Westwood Holdings Group	439	8,341
WisdomTree Investments	10,540	59,762
		29,336,423
Chemicals–2.42%
†AdvanSix	2,562	101,839
†AgroFresh Solutions	1,708	3,689
Air Products & Chemicals	2,930	750,402
Albemarle	2,615	572,607
American Vanguard	2,114	31,816
Ashland Global Holdings	3,930	350,242
Avient	6,532	302,758
†Axalta Coating Systems	15,781	460,647
Balchem	1,569	227,615
Cabot	3,948	197,874
Celanese	3,452	520,009
CF Industries Holdings	9,294	518,791
Chase	690	70,483
Chemours	10,477	304,462
Corteva	18,564	781,173
Dow	22,099	1,272,018
DuPont de Nemours	3,901	265,229
Eastman Chemical	4,914	495,036
Ecolab	3,570	744,773
Ecovyst	2,313	26,970
Element Solutions	18,605	403,356
†Ferro	5,633	114,575
†Flotek Industries	3,167	3,990
FMC	4,935	451,849
FutureFuel	4,158	29,646
†GCP Applied Technologies	4,182	91,669
Hawkins	1,770	61,738
HB Fuller	3,432	221,570
Huntsman	16,427	486,075
†Ingevity	2,010	143,454
Innospec	1,414	119,087
International Flavors & Fragrances	6,197	828,663
†Intrepid Potash	1,283	39,645
†Koppers Holdings	1,060	33,136
†Kraton	2,937	134,045
Kronos Worldwide	4,954	61,479
Linde	6,241	1,830,985
†Livent	7,469	172,609
†LSB Industries	2,413	24,637
LyondellBasell Industries Class A	17,181	1,612,437
Minerals Technologies	2,394	167,197
Mosaic	11,375	406,315
NewMarket	666	225,621
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Olin	12,382	$ 597,431
PPG Industries	8,888	1,271,073
†Rayonier Advanced Materials	7,464	55,980
RPM International	6,108	474,286
Scotts Miracle-Gro	3,385	495,429
Sensient Technologies	2,141	195,002
Sherwin-Williams	5,388	1,507,185
Stepan	1,624	183,415
†Trecora Resources	817	6,683
Tredegar	3,415	41,595
Trinseo	3,760	202,965
Tronox Holdings Class A	7,716	190,199
Valvoline	8,731	272,233
†Venator Materials	3,553	10,126
Westlake Chemical	3,165	288,458
		21,454,271
Commercial Services & Supplies–1.05%
ABM Industries	4,513	203,130
ACCO Brands	7,956	68,342
ADT	16,250	131,463
Brady Class A	2,770	140,439
†BrightView Holdings	3,756	55,439
Brink's	2,184	138,247
†Casella Waste Systems Class A	2,417	183,547
†CECO Environmental	1,187	8,356
†Cimpress	912	79,189
Cintas	3,849	1,465,160
†Civeo	630	14,169
†Clean Harbors	4,340	450,796
†Copart	5,336	740,210
Covanta Holding	8,266	166,312
Deluxe	3,259	116,966
Ennis	1,765	33,270
†Harsco	5,387	91,310
Healthcare Services Group	4,016	100,360
†Heritage-Crystal Clean	2,134	61,843
Herman Miller	5,531	208,297
HNI	3,300	121,176
†IAA	4,783	261,008
Interface	3,770	57,116
†KAR Auction Services	9,508	155,836
Kimball International Class B	3,544	39,693
Matthews International Class A	2,379	82,528
MSA Safety	1,750	254,975
NL Industries	2,090	12,038
Pitney Bowes	8,459	60,989
†Quad/Graphics	4,623	19,648
Republic Services	6,731	808,124
Rollins	8,554	302,213
†RR Donnelley & Sons	1,900	9,766

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†SP Plus	1,793	$ 54,991
Steelcase Class A	5,268	66,798
†Stericycle	4,397	298,864
†Team	1,744	5,249
Tetra Tech	2,382	355,728
UniFirst	1,034	219,849
†US Ecology	1,884	60,947
†Viad	1,218	55,309
†Vidler Water Resouces	1,481	16,854
VSE	1,374	66,186
Waste Management	10,092	1,507,341
		9,350,071
Communications Equipment–0.87%
ADTRAN	4,319	81,024
†Applied Optoelectronics	1,210	8,688
†Arista Networks	1,809	621,645
†CalAmp	3,203	31,870
†Calix	1,776	87,788
†Casa Systems	3,998	27,106
†Ciena	8,129	417,424
Cisco Systems	61,166	3,329,265
†CommScope Holding	9,089	123,520
Comtech Telecommunications	2,049	52,475
†Digi International	1,498	31,488
†Extreme Networks	157	1,546
†F5 Networks	2,769	550,422
†Harmonic	6,256	54,740
†Infinera	10,268	85,430
Juniper Networks	15,147	416,845
†Lumentum Holdings	3,600	300,744
Motorola Solutions	3,286	763,404
†NETGEAR	2,066	65,926
†NetScout Systems	5,309	143,078
†Palo Alto Networks	166	79,514
†Ribbon Communications	9,487	56,732
Ubiquiti	253	75,564
†ViaSat	2,404	132,388
†Viavi Solutions	10,641	167,489
		7,706,115
Construction & Engineering–0.49%
†AECOM	8,214	518,714
†Ameresco Class A	3,022	176,575
Arcosa	2,983	149,657
Argan	1,157	50,526
Comfort Systems	2,557	182,365
†Construction Partners Class A	2,150	71,746
†Dycom Industries	2,115	150,673
EMCOR Group	3,811	439,713
†Fluor	7,505	119,855
Granite Construction	2,572	101,723
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Great Lakes Dredge & Dock	4,650	$ 70,169
†IES Holdings	1,179	53,869
†MasTec	5,994	517,162
†Matrix Service	2,351	24,591
†MYR Group	1,177	117,111
†Northwest Pipe	539	12,774
†NV5 Global	614	60,522
Primoris Services	5,392	132,050
Quanta Services	4,755	541,214
†Sterling Construction	2,101	47,630
†Tutor Perini	4,056	52,647
Valmont Industries	1,274	299,543
†WillScot Mobile Mini Holdings	14,301	453,628
		4,344,457
Construction Materials–0.21%
Eagle Materials	2,323	304,685
†Forterra	1,614	38,026
Martin Marietta Materials	1,823	622,883
†Summit Materials Class A	8,272	264,456
United States Lime & Minerals	277	33,461
Vulcan Materials	3,325	562,457
		1,825,968
Consumer Finance–1.27%
Ally Financial	16,293	831,758
American Express	15,598	2,613,133
Capital One Financial	6,212	1,006,158
†Credit Acceptance	1,348	788,984
Curo Group Holdings	1,445	25,042
Discover Financial Services	9,315	1,144,348
†Encore Capital Group	2,487	122,534
†Enova International	2,115	73,073
†EZCORP Class A	4,961	37,555
FirstCash	2,903	254,012
†Green Dot Class A	3,291	165,636
†LendingClub	7,603	214,709
†LendingTree	222	31,042
Navient	12,007	236,898
Nelnet Class A	1,924	152,458
OneMain Holdings	8,941	494,706
†PRA Group	3,508	147,827
†PROG Holdings	4,619	194,044
Regional Management	567	32,988
Santander Consumer USA Holdings	18,724	780,791
SLM	27,460	483,296
Synchrony Financial	25,752	1,258,758
†World Acceptance	783	148,441
		11,238,191

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.88%
Amcor	38,673	$ 448,220
AptarGroup	4,565	544,833
Ardagh Group	1,612	41,090
Avery Dennison	4,167	863,444
Ball	10,192	916,974
†Berry Global Group	10,390	632,543
Crown Holdings	7,419	747,687
Graphic Packaging Holding	25,771	490,680
Greif Class A	1,482	95,737
Greif Class B	709	45,943
International Paper	11,999	670,984
Myers Industries	3,079	60,256
†O-I Glass	8,101	115,601
Packaging Corp. of America	4,433	609,272
Sealed Air	5,125	280,799
Silgan Holdings	8,348	320,229
Sonoco Products	7,114	423,852
†TriMas	3,116	100,834
†UFP Technologies	419	25,806
WestRock	7,303	363,909
		7,798,693
Distributors–0.21%
†Funko Class A	1,250	22,762
Genuine Parts	4,336	525,653
†LKQ	13,562	682,440
Pool	1,456	632,501
Weyco Group	507	11,489
		1,874,845
Diversified Consumer Services–0.32%
†2U	2,763	92,754
†Adtalem Global Education	2,932	110,859
†American Public Education	1,456	37,288
†Bright Horizons Family Solutions	1,341	186,962
Carriage Services	1,652	73,663
†Chegg	1,280	87,066
†Frontdoor	3,903	163,536
Graham Holdings Class B	279	164,376
†Grand Canyon Education	3,013	265,023
H&R Block	8,384	209,600
†Houghton Mifflin Harcourt	10,453	140,384
†Laureate Education Class A	6,158	104,624
†Perdoceo Education	6,090	64,310
†Select Interior Concepts Class A	2,001	28,854
Service Corp International	10,544	635,381
Strategic Education	1,317	92,849
†Stride	2,788	100,201
†Terminix Global Holdings	5,840	243,353
†WW International	1,972	35,989
†Zovio	2,198	5,253
		2,842,325
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–0.79%
†Berkshire Hathaway Class B	22,189	$ 6,056,265
†Cannae Holdings	5,520	171,727
Equitable Holdings	12,487	370,115
Marlin Business Services	729	16,206
Voya Financial	6,997	429,546
		7,043,859
Diversified Telecommunication Services–1.31%
†Anterix	1,166	70,776
AT&T	142,022	3,836,014
ATN International	1,118	52,378
Cogent Communications Holdings	1,631	115,540
†Consolidated Communications Holdings	6,890	63,319
†EchoStar Class A	4,341	110,739
†IDT Class B	1,774	74,419
†Iridium Communications	7,987	318,282
†Liberty Latin America Class A	2,617	34,230
†Liberty Latin America Class C	12,855	168,658
Lumen Technologies	78,250	969,518
Verizon Communications	107,103	5,784,633
		11,598,506
Electric Utilities–0.82%
ALLETE	1,883	112,076
Alliant Energy	5,343	299,101
American Electric Power	3,298	267,732
Avangrid	1,617	78,586
Duke Energy	5,298	517,032
Edison International	7,419	411,532
Entergy	3,777	375,094
Evergy	5,103	317,407
Eversource Energy	2,987	244,217
Exelon	7,024	339,540
FirstEnergy	10,192	363,039
Hawaiian Electric Industries	4,111	167,852
IDACORP	1,690	174,712
MGE Energy	1,792	131,712
NextEra Energy	11,624	912,717
NRG Energy	15,841	646,788
OGE Energy	5,679	187,180
Otter Tail	1,231	68,899
†PG&E	4,692	45,043
Pinnacle West Capital	2,967	214,692
PNM Resources	4,259	210,735
Portland General Electric	3,574	167,942
PPL	13,594	379,001
Southern	6,267	388,366
Xcel Energy	3,561	222,563
		7,243,558

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.94%
Acuity Brands	2,710	$ 469,833
Allied Motion Technologies	1,137	35,565
AMETEK	6,525	809,165
†Atkore International Group	3,256	283,012
AZZ	2,008	106,826
Eaton	7,132	1,064,879
Emerson Electric	10,060	947,652
Encore Wire	1,649	156,375
EnerSys	2,817	209,697
†FuelCell Energy	3,227	21,589
†Generac Holdings	1,111	454,032
GrafTech International	10,007	103,272
Hubbell	3,699	668,298
LSI Industries	457	3,542
nVent Electric	9,432	304,937
†Plug Power	4,656	118,914
Powell Industries	1,009	24,791
Preformed Line Products	449	29,203
Regal Beloit	2,874	432,077
Rockwell Automation	3,377	992,973
†Sensata Technologies Holding	9,747	533,356
†Sunrun	9,039	397,716
†Thermon Group Holdings	2,349	40,661
†TPI Composites	2,494	84,172
†Vicor	594	79,691
		8,372,228
Electronic Equipment, Instruments & Components–1.54%
Advanced Energy Industries	2,741	240,523
Amphenol Class A	9,901	725,050
†Arlo Technologies	5,053	32,390
†Arrow Electronics	4,775	536,185
Avnet	6,028	222,855
Badger Meter	2,033	205,618
Bel Fuse Class B	886	11,013
Belden	3,141	182,995
Benchmark Electronics	2,494	66,615
CDW	4,971	904,821
Cognex	3,289	263,844
†Coherent	1,139	284,852
Corning	22,617	825,294
CTS	2,254	69,671
†Daktronics	2,615	14,199
†ePlus	1,064	109,177
†Fabrinet	2,253	230,955
†FARO Technologies	842	55,412
†Flex	37,460	662,293
†II-VI	2,215	131,482
†Insight Enterprises	2,095	188,718
†IPG Photonics	2,199	348,322
†Itron	2,486	188,016
Jabil	12,991	758,285
†Keysight Technologies	6,786	1,114,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Kimball Electronics	2,160	$ 55,663
†Knowles	6,423	120,367
Littelfuse	1,254	342,681
Methode Electronics	2,176	91,501
National Instruments	6,508	255,309
†Novanta	1,666	257,397
†OSI Systems	1,334	126,463
PC Connection	2,018	88,852
†Plexus	2,007	179,446
†Rogers	1,055	196,736
†Sanmina	3,814	146,991
†ScanSource	1,716	59,700
SYNNEX	3,860	401,826
TE Connectivity	5,631	772,686
†Teledyne Technologies	1,270	545,567
†Trimble	6,467	531,911
†TTM Technologies	6,628	83,314
Vishay Intertechnology	8,859	177,977
†Vishay Precision Group	600	20,862
Vontier	4,655	156,408
†Zebra Technologies Class A	1,396	719,526
		13,704,640
Energy Equipment & Services–0.45%
Archrock	8,285	68,351
Baker Hughes	16,384	405,176
†Bristow Group	446	14,196
Cactus Class A	2,654	100,109
†ChampionX	8,993	201,084
Core Laboratories	2,200	61,050
†DMC Global	551	20,337
†Dril-Quip	2,477	62,371
†Exterran	3,133	13,911
†Forum Energy Technologies	380	8,565
†Frank's International	21,445	63,048
†Geospace Technologies	1,182	11,288
Halliburton	25,920	560,390
†Helix Energy Solutions Group	13,252	51,418
Helmerich & Payne	5,797	158,896
†Independence Contract Drilling	97	291
†Liberty Oilfield Services Class A	5,858	71,058
†Mammoth Energy Services	2,622	7,630
†Nabors Industries	576	55,573
†Natural Gas Services Group	679	7,048
†Newpark Resources	12,475	41,168
†NexTier Oilfield Solutions	14,413	66,300
†NOV	18,750	245,813
†Oceaneering International	6,032	80,346
†Oil States International	5,610	35,848
Patterson-UTI Energy	14,628	131,652
†ProPetro Holding	8,008	69,269
†RPC	7,313	35,541

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Schlumberger	30,134	$ 893,172
†SEACOR Marine Holdings	1,843	8,533
†Select Energy Services Class A	9,056	47,001
Solaris Oilfield Infrastructure Class A	2,100	17,514
†Technip Energies ADR	2,202	34,505
†TechnipFMC	17,349	130,638
†TETRA Technologies	6,409	19,996
†Tidewater	3,355	40,461
†Transocean	21,123	80,056
†US Silica Holdings	8,053	64,343
		3,983,946
Entertainment–0.88%
Activision Blizzard	8,780	679,484
†Cinemark Holdings	7,185	138,024
Electronic Arts	3,076	437,561
†IMAX	3,593	68,195
†Lions Gate Entertainment Class A	6,284	89,170
†Lions Gate Entertainment Class B	9,423	122,499
†Live Nation Entertainment	2,936	267,558
†Madison Square Garden Entertainment	1,336	97,087
†Marcus	2,001	34,918
†Netflix	3,823	2,333,330
†Reading International Class A	1,404	7,104
†Roku	203	63,610
†Spotify Technology	342	77,066
†Take-Two Interactive Software	2,462	379,320
†Walt Disney	14,515	2,455,503
Warner Music Group Class A	1,125	48,083
World Wrestling Entertainment Class A	2,951	166,023
†Zynga Class A	41,823	314,927
		7,779,462
Equity Real Estate Investment Trusts–0.00%
CTO Realty Growth	593	31,880
		31,880
Food & Staples Retailing–1.49%
Andersons	2,422	74,670
†BJ's Wholesale Club Holdings	5,171	283,991
Casey's General Stores	2,858	538,590
†Chefs' Warehouse	2,797	91,098
Costco Wholesale	7,985	3,588,060
Ingles Markets Class A	1,307	86,301
Kroger	42,500	1,718,275
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Natural Grocers by Vitamin Cottage	2,445	$ 27,433
†Performance Food Group	6,896	320,388
PriceSmart	1,820	141,141
†Rite Aid	1,528	21,698
SpartanNash	3,365	73,694
†Sprouts Farmers Market	7,175	166,245
Sysco	16,326	1,281,591
†U.S. Foods Holding	10,600	367,396
†United Natural Foods	3,773	182,689
Village Super Market Class A	880	19,078
Walgreens Boots Alliance	16,528	777,642
Walmart	24,642	3,434,602
Weis Markets	1,433	75,304
		13,269,886
Food Products–1.53%
Alico	310	10,614
Archer-Daniels-Midland	13,819	829,278
B&G Foods	4,796	143,353
Bunge	7,479	608,192
Calavo Growers	781	29,866
Cal-Maine Foods	3,414	123,450
Campbell Soup	14,237	595,249
Conagra Brands	17,515	593,233
†Darling Ingredients	12,275	882,573
†Farmer Bros	1,079	9,074
Flowers Foods	13,973	330,182
Fresh Del Monte Produce	3,707	119,440
†Freshpet	656	93,605
General Mills	13,411	802,246
†Hain Celestial Group	6,883	294,455
Hershey	3,913	662,275
Hormel Foods	10,944	448,704
†Hostess Brands	8,647	150,198
Ingredion	4,964	441,846
J & J Snack Foods	1,165	178,035
JM Smucker	3,964	475,799
John B Sanfilippo & Son	644	52,628
Kellogg	11,922	762,054
Kraft Heinz	8,651	318,530
Lamb Weston Holdings	5,830	357,787
Lancaster Colony	2,052	346,398
†Landec	2,083	19,205
†Lifeway Foods	699	3,907
Limoneira	992	16,041
McCormick	467	38,472
McCormick & Co.	7,447	603,431
Mondelez International Class A	13,538	787,641
†Pilgrim's Pride	7,304	212,400
†Post Holdings	5,163	568,756
Sanderson Farms	1,426	268,373
Seaboard	55	225,500

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Seneca Foods Class A	364	$ 17,552
†Simply Good Foods	6,162	212,527
Tootsie Roll Industries	1,596	48,566
†TreeHouse Foods	3,497	139,460
Tyson Foods Class A	9,729	768,007
		13,588,902
Gas Utilities–0.18%
Atmos Energy	2,669	235,406
Chesapeake Utilities	908	109,005
National Fuel Gas	3,810	200,101
New Jersey Resources	6,806	236,917
Northwest Natural Holding	1,338	61,535
ONE Gas	2,252	142,709
South Jersey Industries	4,505	95,776
Southwest Gas Holdings	1,839	122,992
Spire	2,361	144,446
UGI	5,970	254,442
		1,603,329
Health Care Equipment & Supplies–2.41%
Abbott Laboratories	16,618	1,963,084
†ABIOMED	626	203,775
†Accuray	4,267	16,855
†Align Technology	385	256,191
†Alphatec Holdings	1,482	18,066
†AngioDynamics	3,064	79,480
†AtriCure	393	27,333
Atrion	84	58,590
†Avanos Medical	2,882	89,918
†AxoGen	1,694	26,765
†Axonics Modulation Technologies	722	46,995
Baxter International	8,921	717,516
Becton Dickinson & Co.	2,735	672,318
†Boston Scientific	11,192	485,621
†Cardiovascular Systems	1,216	39,921
CONMED	1,545	202,132
Cooper	1,008	416,616
†CryoLife	2,557	56,996
†Cutera	403	18,780
Danaher	8,219	2,502,192
DENTSPLY SIRONA	4,446	258,090
†DexCom	388	212,182
†Edwards Lifesciences	2,988	338,271
†Envista Holdings	7,903	330,424
†Glaukos	214	10,308
†Globus Medical Class A	3,302	252,999
†Haemonetics	2,274	160,522
†Heska	202	52,225
Hill-Rom Holdings	4,208	631,200
†Hologic	10,745	793,088
†ICU Medical	892	208,175
†IDEXX Laboratories	2,480	1,542,312
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Inogen	962	$ 41,453
†Insulet	225	63,952
†Integer Holdings	2,023	180,735
†Integra LifeSciences Holdings	3,804	260,498
†Intuitive Surgical	471	468,245
†Invacare	2,243	10,677
†Lantheus Holdings	5,690	146,119
LeMaitre Vascular	1,009	53,568
†LENSAR	965	7,595
†LivaNova	3,030	239,946
†Masimo	1,080	292,367
Medtronic	10,996	1,378,349
†Meridian Bioscience	2,980	57,335
†Merit Medical Systems	3,063	219,923
†Natus Medical	2,866	71,879
†Neogen	3,068	133,243
†Nevro	198	23,043
†Novocure	459	53,322
†NuVasive	2,785	166,682
†OraSure Technologies	3,929	44,437
†Orthofix Medical	1,631	62,174
†Penumbra	250	66,625
†Quidel	1,784	251,812
ResMed	2,939	774,573
†SeaSpine Holdings	660	10,382
†Shockwave Medical	241	49,617
†STAAR Surgical	327	42,029
STERIS	2,727	557,072
Stryker	2,963	781,402
†Surgalign Holdings	5,064	5,520
†Surmodics	576	32,026
†Tandem Diabetes Care	570	68,047
Teleflex	1,116	420,230
Utah Medical Products	304	28,223
†Varex Imaging	2,809	79,214
West Pharmaceutical Services	2,048	869,458
Zimmer Biomet Holdings	4,704	688,477
		21,389,189
Health Care Providers & Services–3.08%
†Acadia Healthcare	6,534	416,738
†Addus HomeCare	1,037	82,701
†Amedisys	1,501	223,799
AmerisourceBergen	5,383	642,999
†AMN Healthcare Services	2,817	323,251
Anthem	4,670	1,740,976
†Apollo Medical Holdings	907	82,582
†Brookdale Senior Living	14,577	91,835
Cardinal Health	10,655	526,996
†Centene	13,282	827,601
Chemed	857	398,608
Cigna	6,914	1,383,906

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Community Health Systems	5,888	$ 68,890
†CorVel	1,034	192,551
†Covetrus	4,287	77,766
†Cross Country Healthcare	2,183	46,367
CVS Health	26,086	2,213,658
†DaVita	6,324	735,228
Encompass Health	7,712	578,708
Ensign Group	4,466	334,459
†Enzo Biochem	4,475	15,841
†Five Star Senior Living	46	201
†Guardant Health	1,462	182,765
†Hanger	1,874	41,153
HCA Healthcare	3,262	791,753
†HealthEquity	1,255	81,274
†Henry Schein	4,163	317,054
Humana	2,519	980,269
†Laboratory Corp of America Holdings	3,221	906,518
†LHC Group	1,435	225,166
†Magellan Health	2,574	243,372
McKesson	3,281	654,166
†MEDNAX	5,330	151,532
†ModivCare	1,393	252,997
†Molina Healthcare	3,980	1,079,814
National HealthCare	1,163	81,387
National Research	1,656	69,834
Owens & Minor	4,089	127,945
Patterson	6,463	194,795
†Pennant Group	1,314	36,910
†PetIQ	1,642	41,001
Premier Class A	5,444	211,009
Quest Diagnostics	4,743	689,205
†R1 RCM	8,118	178,677
†RadNet	3,391	99,390
Select Medical Holdings	9,557	345,677
†Surgery Partners	2,117	89,634
†Tenet Healthcare	5,353	355,653
†Triple-S Management	1,992	70,457
U.S. Physical Therapy	363	40,148
UnitedHealth Group	18,344	7,167,735
Universal Health Services Class B	4,616	638,716
		27,351,667
Health Care Technology–0.22%
†Allscripts Healthcare Solutions	9,307	124,435
†Castlight Health Class B	4,422	6,942
Cerner	11,189	789,048
†Change Healthcare	9,602	201,066
†Computer Programs and Systems	313	11,099
†Evolent Health Class A	6,148	190,588
†HealthStream	2,713	77,537
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Inovalon Holdings Class A	2,937	$ 118,332
†NextGen Healthcare	4,127	58,191
†Omnicell	1,103	163,718
†Teladoc Health	660	83,695
†Veeva Systems Class A	505	145,526
		1,970,177
Hotels, Restaurants & Leisure–1.56%
Aramark	9,872	324,394
†Bally's	393	19,705
†Biglari Holdings Class A	5	4,100
†Biglari Holdings Class B	131	22,507
†BJ's Restaurants	1,840	76,838
†Bloomin' Brands	3,612	90,300
†Bluegreen Vacations Holding	1,022	26,368
†Booking Holdings	85	201,779
†Boyd Gaming	3,072	194,335
†Brinker International	1,880	92,214
†Caesars Entertainment	2,213	248,476
†Carnival	16,011	400,435
Carrols Restaurant Group	3,714	13,593
†Cheesecake Factory	1,290	60,630
†Chipotle Mexican Grill	178	323,519
Choice Hotels International	2,305	291,283
Churchill Downs	991	237,919
†Chuy's Holdings	1,208	38,088
Cracker Barrel Old Country Store	1,519	212,417
Darden Restaurants	3,109	470,920
†Dave & Buster's Entertainment	786	30,127
Del Taco Restaurants	2,099	18,324
Domino's Pizza	916	436,895
†El Pollo Loco Holdings	3,403	57,511
†Everi Holdings	1,700	41,106
†Expedia Group	492	80,639
†Fiesta Restaurant Group	1,638	17,953
†Hilton Grand Vacations	1,939	92,238
†Hilton Worldwide Holdings	5,691	751,838
†Hyatt Hotels Class A	1,871	144,254
†International Game Technology	8,417	221,535
Jack in the Box	1,074	104,532
†Las Vegas Sands	1,264	46,262
†Lindblad Expeditions Holdings	1,842	26,875
†Marriott International Class A	5,905	874,471
Marriott Vacations Worldwide	2,191	344,710
McDonald's	4,858	1,171,312
MGM Resorts International	9,858	425,373
Nathan's Famous	298	18,229
†Norwegian Cruise Line Holdings	9,314	248,777

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Papa John's International	1,423	$ 180,707
†Penn National Gaming	3,322	240,712
†Planet Fitness Class A	2,912	228,738
†Playa Hotels & Resorts	8,515	70,589
†PlayAGS	1,440	11,347
†Potbelly	1,460	9,899
†Red Robin Gourmet Burgers	1,284	29,609
†Red Rock Resorts Class A	4,381	224,395
†Royal Caribbean Cruises	6,475	575,951
†Ruth's Hospitality Group	3,701	76,648
†Scientific Games Class A	4,657	386,857
†SeaWorld Entertainment	4,911	271,677
†Shake Shack Class A	835	65,514
Starbucks	7,946	876,523
Texas Roadhouse	3,420	312,349
Travel + Leisure Co	3,985	217,302
†Vail Resorts	915	305,656
Wendy's	13,624	295,368
Wingstop	1,345	220,486
Wyndham Hotels & Resorts	2,374	183,249
†Wynn Resorts	1,444	122,379
Yum! Brands	3,499	427,963
		13,836,699
Household Durables–1.19%
Bassett Furniture Industries	722	13,075
†Beazer Homes USA	2,298	39,640
†Cavco Industries	542	128,313
Century Communities	2,517	154,670
DR Horton	11,511	966,579
Ethan Allen Interiors	1,750	41,475
Flexsteel Industries	419	12,939
Garmin	5,124	796,577
†GoPro Class A	2,100	19,656
†Green Brick Partners	3,200	65,664
Hamilton Beach Brands Holding Class A	652	10,217
†Helen of Troy	1,664	373,868
Hooker Furniture	831	22,429
Installed Building Products	1,646	176,369
†iRobot	1,792	140,672
KB Home	5,148	200,360
La-Z-Boy	3,008	96,948
Leggett & Platt	7,210	323,296
Lennar Class A	9,688	907,572
Lennar Class B	563	43,683
†LGI Homes	1,679	238,267
Lifetime Brands	785	14,279
†Lovesac	603	39,852
†M/I Homes	1,091	63,060
MDC Holdings	4,503	210,380
†Meritage Homes	2,325	225,525
†Mohawk Industries	1,648	292,355
Newell Brands	22,715	502,910
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†NVR	121	$ 580,084
PulteGroup	17,484	802,865
†Purple Innovation	800	16,816
†Skyline Champion	2,886	173,333
†Sonos	2,987	96,659
†Taylor Morrison Home	9,255	238,594
Tempur Sealy International	11,328	525,732
Toll Brothers	6,351	351,147
†TopBuild	2,631	538,855
†TRI Pointe Group	8,843	185,880
†Tupperware Brands	2,421	51,132
†Universal Electronics	867	42,700
Whirlpool	4,083	832,360
		10,556,787
Household Products–1.09%
†Central Garden & Pet	894	42,912
†Central Garden & Pet Class A	2,393	102,899
Church & Dwight	8,227	679,303
Clorox	3,633	601,661
Colgate-Palmolive	7,201	544,252
Energizer Holdings	3,912	152,764
Kimberly-Clark	4,357	577,041
Oil-Dri Corp of America	282	9,870
Procter & Gamble	46,860	6,551,028
Spectrum Brands Holdings	2,923	279,643
WD-40	775	179,397
		9,720,770
Independent Power and Renewable Electricity Producers–0.19%
AES	14,524	331,583
Atlantica Sustainable Infrastructure	5,908	203,885
Brookfield Renewable Class A	7,554	293,171
Clearway Energy Class A	2,006	56,569
Clearway Energy Class C	3,534	106,974
Ormat Technologies	2,822	187,973
†Sunnova Energy International	3,839	126,457
Vistra	23,319	398,755
		1,705,367
Industrial Conglomerates–0.69%
3M	13,652	2,394,834
General Electric	8,723	898,731
Honeywell International	9,564	2,030,246
†Raven Industries	1,745	100,529
Roper Technologies	1,641	732,099
		6,156,439
Insurance–3.09%
Aflac	18,383	958,306

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Alleghany	635	$ 396,500
Allstate	11,168	1,421,798
†Ambac Financial Group	2,234	31,991
American Equity Investment Life Holding	6,329	187,149
American Financial Group	4,583	576,679
American International Group	10,172	558,341
American National Group	1,541	291,295
AMERISAFE	1,468	82,443
Aon Class A	5,491	1,569,163
†Arch Capital Group	12,505	477,441
Argo Group International Holdings	2,598	135,668
Arthur J. Gallagher	5,072	753,953
Assurant	3,006	474,196
Assured Guaranty	5,886	275,524
†Athene Holding Class A	8,668	596,965
Axis Capital Holdings	5,346	246,130
†Brighthouse Financial	5,959	269,526
Brown & Brown	8,544	473,765
Chubb	5,362	930,200
Cincinnati Financial	4,103	468,645
CNA Financial	3,226	135,363
CNO Financial Group	6,176	145,383
Crawford & Co. Class A	1,300	11,661
Crawford & Co. Class B	2,614	23,421
Donegal Group Class A	996	14,432
†eHealth	1,543	62,491
Employers Holdings	2,097	82,811
†Enstar Group	1,075	252,335
Erie Indemnity Class A	1,708	304,741
Everest Re Group	1,770	443,881
†FedNat Holding	630	1,556
Fidelity National Financial	12,601	571,329
First American Financial	6,407	429,589
†Genworth Financial Class A	22,919	85,946
Global Indemnity Group Class A	1,056	28,248
Globe Life	5,440	484,323
†Greenlight Capital Re Class A	1,907	14,093
†Hallmark Financial Services	1,100	4,015
Hanover Insurance Group	3,093	400,915
Hartford Financial Services Group	15,055	1,057,614
HCI Group	887	98,253
Heritage Insurance Holdings	4,237	28,854
Horace Mann Educators	2,359	93,865
Independence Holding	654	32,432
Investors Title	124	22,642
James River Group Holdings	1,705	64,330
Kemper	3,591	239,843
Kinsale Capital Group	999	161,538
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Loews	6,756	$ 364,351
†Maiden Holdings	5,521	17,446
†Markel	350	418,295
Marsh & McLennan	7,511	1,137,391
Mercury General	3,824	212,882
MetLife	8,650	533,964
National Western Life Group Class A	298	62,756
†NI Holdings	863	15,154
Old Republic International	20,236	468,059
†Palomar Holdings	463	37,424
Primerica	3,375	518,501
Principal Financial Group	8,550	550,620
ProAssurance	3,203	76,167
Progressive	14,058	1,270,703
Prudential Financial	5,394	567,449
Reinsurance Group of America	2,470	274,812
RenaissanceRe Holdings	2,289	319,087
RLI	2,059	206,456
Safety Insurance Group	1,159	91,851
Selective Insurance Group	3,458	261,183
†Selectquote	567	7,331
†SiriusPoint	7,714	71,432
State Auto Financial	3,303	168,288
Stewart Information Services	1,688	106,783
Tiptree Financial	1,600	16,032
Travelers	8,832	1,342,552
United Fire Group	2,034	46,985
United Insurance Holdings	4,881	17,718
Universal Insurance Holdings	3,924	51,169
Unum Group	9,940	249,096
W R Berkley	7,991	584,781
White Mountains Insurance Group	204	218,200
Willis Towers Watson	3,133	728,297
		27,484,797
Interactive Media & Services–3.17%
†Alphabet Class A	6,155	16,430,425
†ANGI	1,639	20,225
†Cargurus	3,083	96,837
†Cars.com	4,551	57,570
†DHI Group	3,155	15,018
†Facebook Class A	28,735	9,752,372
†Liberty TripAdvisor Holdings Class A	5,610	17,335
†Match Group	4,578	718,700
†Pinterest Class A	926	47,180
†QuinStreet	3,300	57,948
†Snap Class A	1,701	125,653
†TripAdvisor	4,445	150,463
†TrueCar	6,947	28,899
†Twitter	3,081	186,062

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Yelp	3,429	$ 127,696
†Zedge Class B	591	7,896
†Zillow Group Class A	876	77,596
†Zillow Group Class C	3,061	269,797
		28,187,672
Internet & Direct Marketing Retail–3.08%
†1-800-Flowers.com Class A	3,054	93,178
†Amazon.com	7,225	23,734,414
†Chewy Class A	836	56,940
†Duluth Holdings Class B	753	10,263
eBay	21,788	1,517,970
†Etsy	2,811	584,576
†Lands' End	2,935	69,090
†Liquidity Services	1,758	37,990
PetMed Express	1,442	38,747
†Quotient Technology	5,042	29,344
Qurate Retail	26,054	265,490
Shutterstock	2,288	259,276
†Stamps.com	554	182,704
†Stitch Fix Class A	990	39,550
†Wayfair Class A	1,590	406,261
		27,325,793
IT Services–4.41%
Accenture Class A	14,073	4,502,234
†Akamai Technologies	4,802	502,241
Alliance Data Systems	2,682	270,587
Amdocs	6,463	489,314
Automatic Data Processing	9,977	1,994,602
†BM Technologies	419	3,729
Broadridge Financial Solutions	4,424	737,215
Cass Information Systems	1,074	44,947
†Cloudflare Class A	488	54,973
Cognizant Technology Solutions Class A	11,731	870,558
†Concentrix	3,860	683,220
†Conduent	11,528	75,970
CSG Systems International	1,963	94,617
†DXC Technology	11,644	391,355
†EPAM Systems	977	557,359
†Euronet Worldwide	1,668	212,303
EVERTEC	4,425	202,311
†Evo Payments Class A	788	18,660
†ExlService Holdings	2,052	252,642
Fidelity National Information Services	7,577	921,969
†Fiserv	7,057	765,685
†FleetCor Technologies	3,326	868,984
†Gartner	3,035	922,276
Genpact	11,702	555,962
Global Payments	3,576	563,506
†Globant	833	234,081
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†GoDaddy Class A	3,455	$ 240,814
†GTT Communications	3,367	673
Hackett Group	2,748	53,916
International Business Machines	22,623	3,143,013
Jack Henry & Associates	3,073	504,156
†Limelight Networks	3,333	7,933
†LiveRamp Holdings	4,179	197,374
Mastercard Class A	16,384	5,696,389
Maximus	4,397	365,830
†MongoDB	226	106,561
†Okta	417	98,971
Paychex	13,290	1,494,460
†PayPal Holdings	5,238	1,362,980
†Perficient	1,815	209,996
†PFSweb	867	11,184
SolarWinds	2,262	37,843
†Square Class A	731	175,323
†StarTek	1,400	7,714
Switch Class A	3,379	85,793
TTEC Holdings	3,257	304,627
†Twilio Class A	670	213,764
†Unisys	1,659	41,707
†VeriSign	2,057	421,706
†Verra Mobility	4,796	72,276
Visa Class A	30,947	6,893,444
Western Union	13,573	274,446
†WEX	1,728	304,370
		39,118,563
Leisure Products–0.31%
Acushnet Holdings	4,495	209,916
†American Outdoor Brands	1,803	44,282
Brunswick	5,296	504,550
†Callaway Golf	5,771	159,453
Clarus	1,204	30,858
Hasbro	4,346	387,750
Johnson Outdoors Class A	436	46,129
†Malibu Boats Class A	1,584	110,848
Marine Products	2,133	26,684
†Mattel	14,675	272,368
†Nautilus	2,171	20,212
†Peloton Interactive Class A	420	36,561
Polaris	3,553	425,152
Smith & Wesson Brands	2,575	53,457
†Vista Outdoor	4,147	167,166
†YETI Holdings	3,406	291,860
		2,787,246
Life Sciences Tools & Services–1.23%
†10X Genomics Class A	224	32,610
†Adaptive Biotechnologies	529	17,981
Agilent Technologies	3,682	580,025
†Avantor	11,994	490,555

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Bio-Rad Laboratories Class A	670	$ 499,786
Bio-Techne	730	353,736
Bruker	8,550	667,755
†Charles River Laboratories International	2,004	826,991
†Illumina	415	168,328
†IQVIA Holdings	3,457	828,090
†Medpace Holdings	1,557	294,709
†Mettler-Toledo International	705	971,039
†NeoGenomics	2,833	136,664
PerkinElmer	4,119	713,782
†Repligen	812	234,660
†Syneos Health	4,646	406,432
Thermo Fisher Scientific	5,692	3,252,010
†Waters	1,354	483,784
		10,958,937
Machinery–3.13%
AGCO	4,680	573,440
Alamo Group	671	93,625
Albany International Class A	2,141	164,579
Allison Transmission Holdings	7,945	280,617
Altra Industrial Motion	3,594	198,928
Astec Industries	1,462	78,670
Barnes Group	3,140	131,032
†Blue Bird	812	16,938
Caterpillar	10,940	2,100,152
†Chart Industries	2,259	431,718
†CIRCOR International	1,341	44,266
†Colfax	6,718	308,356
Columbus McKinnon	1,631	78,859
†Commercial Vehicle Group	4,182	39,562
Crane	4,090	387,773
Cummins	5,384	1,209,031
Deere & Co.	7,228	2,421,886
Donaldson	8,393	481,842
Douglas Dynamics	1,386	50,312
Dover	5,313	826,172
†Energy Recovery	2,984	56,786
Enerpac Tool Group	2,890	59,910
EnPro Industries	2,155	187,744
ESCO Technologies	1,491	114,807
†Evoqua Water Technologies	7,310	274,564
Federal Signal	4,085	157,763
Flowserve	6,513	225,806
Fortive	6,827	481,781
Franklin Electric	2,494	199,146
†FreightCar America	1,097	4,969
†Gates Industrial	3,772	61,370
Gorman-Rupp	2,146	76,848
Graco	7,552	528,413
Graham	501	6,212
Greenbrier	1,954	84,002
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Helios Technologies	2,751	$ 225,885
Hillenbrand	5,042	215,041
Hurco	300	9,678
Hyster-Yale Materials Handling	834	41,917
IDEX	1,637	338,777
Illinois Tool Works	6,120	1,264,576
†Ingersoll Rand	10,160	512,166
ITT	5,495	471,691
John Bean Technologies	1,844	259,174
Kadant	745	152,055
Kennametal	5,039	172,485
†L B Foster Class A	762	11,803
Lincoln Electric Holdings	4,383	564,487
Lindsay	475	72,100
†Lydall	1,558	96,736
†Manitowoc	3,195	68,437
†Meritor	4,478	95,426
†Middleby	3,562	607,357
Miller Industries	637	21,683
Mueller Industries	4,258	175,004
Mueller Water Products Class A	10,288	156,583
†NN	5,648	29,652
Nordson	1,979	471,299
Omega Flex	460	65,637
Oshkosh	4,606	471,516
Otis Worldwide	9,071	746,362
PACCAR	10,615	837,736
Parker-Hannifin	3,129	874,931
Park-Ohio Holdings	1,241	31,670
Pentair	10,786	783,387
†Proto Labs	1,067	71,062
†RBC Bearings	901	191,192
REV Group	4,472	76,740
Shyft Group	2,371	90,122
Snap-on	3,176	663,625
†SPX	3,324	177,668
SPX FLOW	2,624	191,814
Standex International	630	62,313
Stanley Black & Decker	4,613	808,705
Tennant	1,373	101,533
Terex	3,393	142,845
Timken	4,369	285,820
†Titan International	6,689	47,893
Toro	7,115	693,072
Trinity Industries	6,963	189,185
†Twin Disc	600	6,396
Wabash National	2,605	39,414
Watts Water Technologies Class A	1,597	268,440
†Welbilt	6,195	143,972
Westinghouse Air Brake Technologies	4,846	417,774

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Woodward	2,515	$ 284,698
Xylem	4,337	536,400
		27,773,813
Marine–0.07%
Costamare	6,357	98,470
†Eagle Bulk Shipping	539	27,176
Eneti	533	8,901
Genco Shipping & Trading	2,086	41,991
†Kirby	4,034	193,471
Matson	2,879	232,364
		602,373
Media–1.78%
†Altice USA Class A	6,515	134,991
†AMC Networks Class A	1,659	77,293
†Boston Omaha Class A	1,027	39,827
Cable One	307	556,631
†Charter Communications Class A	2,320	1,687,939
Comcast Class A	77,882	4,355,940
†comScore	4,616	18,002
†Cumulus Media Class A	600	7,350
†Discovery Class A	7,688	195,121
†Discovery Class C	13,574	329,441
†DISH Network Class A	12,184	529,517
†Emerald Holding	759	3,294
†Entercom Communications	12,190	44,859
Entravision Communications Class A	4,034	28,641
EW Scripps Class A	5,690	102,761
†Fluent	1,021	2,318
Fox Class A	13,357	535,749
Fox Class B	9,501	352,677
†Gannett	11,594	77,448
Gray Television	5,362	122,361
†Hemisphere Media Group	308	3,751
Interpublic Group	27,567	1,010,882
John Wiley & Sons Class A	2,592	135,328
†Liberty Broadband Class A	707	119,024
†Liberty Broadband Class C	3,983	687,864
†Liberty Media-Liberty Braves Class A	161	4,333
†Liberty Media-Liberty Braves Class C	1,514	40,000
†Liberty Media-Liberty Formula One Class A	1,504	70,763
†Liberty Media-Liberty Formula One Class C	9,490	487,881
†Liberty Media-Liberty SiriusXM Class A	2,707	127,689
†Liberty Media-Liberty SiriusXM Class C	5,638	267,636
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Loral Space & Communications	853	$ 36,688
†Meredith	2,966	165,206
National CineMedia	6,168	21,958
New York Times Class A	6,656	327,941
News Class A	9,294	218,688
News Class B	5,708	132,597
Nexstar Media Group Class A	3,557	540,522
Omnicom Group	11,367	823,653
Saga Communications Class A	635	14,446
Scholastic	2,318	82,637
Sirius XM Holdings	39,799	242,774
†TechTarget	959	79,041
TEGNA	15,413	303,944
ViacomCBS Class A	400	16,828
ViacomCBS Class B	16,878	666,850
		15,831,084
Metals & Mining–0.91%
†Alcoa	11,273	551,701
†Allegheny Technologies	9,446	157,087
†Ampco-Pittsburgh	782	3,675
†Arconic	4,843	152,748
Carpenter Technology	2,617	85,681
†Century Aluminum	6,328	85,112
†Cleveland-Cliffs	5,475	108,460
†Coeur Mining	13,662	84,294
Commercial Metals	7,882	240,086
Compass Minerals International	2,029	130,668
†Ferroglobe	9,406	81,832
Fortitude Gold	1,049	7,091
Freeport-McMoRan	41,607	1,353,476
Gold Resource	3,674	5,768
Haynes International	2,063	76,847
Hecla Mining	36,267	199,468
Kaiser Aluminum	589	64,177
Materion	1,479	101,519
Newmont	13,552	735,874
Nexa Resources	4,710	35,796
Nucor	12,868	1,267,369
Olympic Steel	623	15,176
Reliance Steel & Aluminum	3,940	561,135
Royal Gold	1,959	187,065
Ryerson Holding	2,843	63,314
Schnitzer Steel Industries Class A	1,911	83,721
Southern Copper	2,927	164,322
Steel Dynamics	13,428	785,269
SunCoke Energy	6,128	38,484
†TimkenSteel	6,202	81,122
United States Steel	12,149	266,913

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Universal Stainless & Alloy Products	352	$ 3,647
Warrior Met Coal	3,207	74,627
Worthington Industries	3,712	195,622
		8,049,146
Multiline Retail–0.74%
Big Lots	2,718	117,852
Dillard's Class A	1,631	281,380
Dollar General	5,557	1,178,862
†Dollar Tree	8,611	824,245
Kohl's	9,455	445,236
Macy's	17,805	402,393
†Nordstrom	5,169	136,720
†Ollie's Bargain Outlet Holdings	1,810	109,107
Target	13,313	3,045,615
		6,541,410
Multi-Utilities–0.46%
Ameren	4,745	384,345
Avista	2,686	105,076
Black Hills	2,357	147,925
CenterPoint Energy	13,408	329,837
CMS Energy	5,779	345,180
Consolidated Edison	5,469	396,995
Dominion Energy	5,531	403,873
DTE Energy	3,725	416,120
MDU Resources Group	12,934	383,752
NiSource	8,491	205,737
NorthWestern	1,697	97,238
Public Service Enterprise Group	5,113	311,382
Sempra Energy	1,964	248,446
Unitil	1,166	49,881
WEC Energy Group	2,876	253,663
		4,079,450
Oil, Gas & Consumable Fuels–3.12%
Antero Midstream	22,887	238,483
†Antero Resources	13,414	252,317
APA	16,029	343,501
†Arch Resources	1,270	117,792
†Ardmore Shipping	2,791	11,583
Berry	3,410	24,586
Bonanza Creek Energy	1,860	89,094
Cabot Oil & Gas	31,050	675,648
†California Resources	72	2,952
†Callon Petroleum	3,716	182,381
†Centennial Resource Development Class A	17,052	114,248
†Cheniere Energy	6,464	631,339
Chesapeake Energy	2,575	158,594
Chevron	23,003	2,333,654
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy	4,979	$ 434,169
†Clean Energy Fuels	20,933	170,604
†CNX Resources	15,674	197,806
ConocoPhillips	28,064	1,901,897
†CONSOL Energy	2,615	68,042
Continental Resources	7,040	324,896
CVR Energy	6,732	112,155
†Delek US Holdings	4,667	83,866
†Denbury	1,666	117,037
Devon Energy	26,900	955,219
DHT Holdings	8,597	56,138
Diamondback Energy	3,656	346,114
Dorian LPG	2,455	30,467
†DTE Midstream	1,862	86,099
†EnLink Midstream	17,018	116,063
EOG Resources	12,182	977,849
†EQT	18,993	388,597
Equitrans Midstream	17,256	174,976
Evolution Petroleum	2,220	12,610
Exxon Mobil	50,521	2,971,645
†Green Plains	2,427	79,242
Hess	10,069	786,490
HollyFrontier	10,776	357,009
International Seaways	2,758	50,251
Kinder Morgan	25,837	432,253
†Kosmos Energy	26,917	79,674
†Laredo Petroleum	929	75,314
Magnolia Oil & Gas Class A	2,896	51,520
Marathon Oil	39,984	546,581
Marathon Petroleum	17,066	1,054,849
Matador Resources	6,684	254,259
Murphy Oil	10,368	258,889
NACCO Industries Class A	326	9,728
Occidental Petroleum	37,466	1,108,244
ONEOK	13,132	761,525
†Overseas Shipholding Group Class A	5,002	10,404
Ovintiv	8,761	288,062
†Par Pacific Holdings	3,626	57,001
†PBF Energy Class A	7,775	100,842
PDC Energy	6,279	297,562
†Peabody Energy	9,294	137,458
†Penn Virginia	1,090	29,070
Phillips 66	7,915	554,287
PHX Minerals	655	2,004
Pioneer Natural Resources	7,497	1,248,325
†Range Resources	17,978	406,842
†Renewable Energy Group	2,813	141,213
†REX American Resources	540	43,130
†SandRidge Energy	3,035	39,485
Scorpio Tankers	5,026	93,182
SFL	10,126	84,856
†SilverBow Resources	419	10,266
SM Energy	11,376	300,099

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Southwestern Energy	47,493	$ 263,111
†Talos Energy	4,058	55,879
Targa Resources	11,866	583,926
†Teekay	3,211	11,752
†Teekay Tankers Class A	2,248	32,663
Texas Pacific Land	263	318,062
Valero Energy	10,662	752,417
†W&T Offshore	6,926	25,765
†Whiting Petroleum	1,350	78,854
Williams	34,514	895,293
World Fuel Services	6,061	203,771
		27,673,830
Paper & Forest Products–0.12%
†Clearwater Paper	1,500	57,495
†Domtar	3,745	204,252
Glatfelter	3,242	45,712
Louisiana-Pacific	7,699	472,488
Mercer International	4,679	54,230
Neenah	719	33,513
Resolute Forest Products	6,285	74,791
Schweitzer-Mauduit International	1,872	64,884
Verso Class A	4,362	90,511
		1,097,876
Personal Products–0.26%
†Coty Class A	28,705	225,621
Edgewell Personal Care	3,074	111,586
†elf Beauty	1,640	47,642
Estee Lauder Class A	4,142	1,242,310
†Herbalife Nutrition	4,218	178,759
Inter Parfums	1,441	107,744
Medifast	636	122,519
Natural Health Trends	462	3,312
Nature's Sunshine Products	909	13,317
Nu Skin Enterprises Class A	3,625	146,704
†USANA Health Sciences	1,458	134,428
		2,333,942
Pharmaceuticals–3.15%
†Amphastar Pharmaceuticals	3,846	73,113
†ANI Pharmaceuticals	935	30,687
†Arvinas	527	43,309
Bristol-Myers Squibb	35,531	2,102,369
†Cara Therapeutics	1,547	23,901
†Catalent	4,237	563,818
†Collegium Pharmaceutical	1,508	29,768
†Corcept Therapeutics	7,024	138,232
†Cymabay Therapeutics	5,352	19,535
†Elanco Animal Health	12,080	385,231
Eli Lilly & Co.	15,847	3,661,449
†Endo International	14,512	47,019
†Innoviva	8,244	137,757
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Intra-Cellular Therapies	3,773	$ 140,658
†Jazz Pharmaceuticals	3,266	425,266
Johnson & Johnson	56,368	9,103,432
†Lannett	1,820	5,460
Merck & Co.	52,827	3,967,836
†Nektar Therapeutics	5,848	105,030
Organon	7,098	232,743
†Otonomy	732	1,405
†Pacira BioSciences	1,047	58,632
Perrigo	6,594	312,094
Pfizer	85,862	3,692,925
Phibro Animal Health Class A	1,490	32,095
†Prestige Consumer Healthcare	3,449	193,523
†Revance Therapeutics	745	20,756
†SIGA Technologies	4,189	30,957
†Supernus Pharmaceuticals	4,014	107,053
†Taro Pharmaceutical Industries	2,002	127,387
Viatris	29,225	395,999
Zoetis	8,679	1,684,941
†Zogenix	3,717	56,461
		27,950,841
Professional Services–1.10%
†ASGN	3,282	371,325
Barrett Business Services	764	58,263
BGSF	458	5,858
Booz Allen Hamilton Holding	6,133	486,654
†CACI International Class A	1,381	361,960
†CBIZ	2,928	94,691
†Clarivate	10,298	225,526
†CoStar Group	4,230	364,034
CRA International	465	46,193
Equifax	3,183	806,636
Exponent	2,295	259,679
†Forrester Research	1,302	64,137
†Franklin Covey	769	31,367
†FTI Consulting	2,327	313,447
†GP Strategies	1,061	21,963
Heidrick & Struggles International	1,738	77,567
†Huron Consulting Group	1,526	79,352
ICF International	989	88,308
Insperity	1,432	158,580
Jacobs Engineering Group	2,662	352,795
KBR	12,654	498,568
Kelly Services Class A	2,914	55,016
Kforce	1,861	110,990
Korn Ferry	3,509	253,911
Leidos Holdings	4,371	420,184
ManpowerGroup	3,592	388,942

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
ManTech International Class A	1,569	$ 119,118
†Mistras Group	2,371	24,089
Nielsen Holdings	26,287	504,448
Resources Connection	3,042	48,003
Robert Half International	8,363	839,060
Science Applications International	4,049	346,432
TransUnion	4,978	559,079
†TriNet Group	4,695	444,053
†TrueBlue	2,836	76,799
†Upwork	1,625	73,174
Verisk Analytics	3,525	705,952
†Willdan Group	746	26,550
		9,762,703
Real Estate Management & Development–0.36%
†CBRE Group Class A	9,825	956,562
†Cushman & Wakefield	5,962	110,953
eXp World Holdings	1,193	47,446
†Five Point Holdings Class A	1,459	11,424
†Forestar Group	2,282	42,514
†FRP Holdings	1,191	66,601
†Howard Hughes	2,366	207,758
†Jones Lang LaSalle	2,637	654,213
Kennedy-Wilson Holdings	9,523	199,221
†Marcus & Millichap	2,435	98,910
†Maui Land Pineapple	1,011	10,474
Newmark Group Class A	11,223	160,601
†Rafael Holdings Class B	887	27,257
RE/MAX Holdings Class A	1,472	45,868
†Realogy Holdings	7,238	126,954
†Redfin	1,750	87,675
RMR Group Class A	1,499	50,142
St Joe	5,193	218,625
†Tejon Ranch	3,049	54,150
		3,177,348
Road & Rail–1.50%
AMERCO	1,234	797,201
ArcBest	1,859	152,010
†Avis Budget Group	2,837	330,539
†Covenant Logistics Group	1,476	40,811
CSX	61,173	1,819,285
†Daseke	9,269	85,367
Heartland Express	5,586	89,488
JB Hunt Transport Services	5,339	892,788
Kansas City Southern	2,591	701,228
Knight-Swift Transportation Holdings	9,538	487,869
Landstar System	2,710	427,692
†Lyft Class A	400	21,436
Marten Transport	5,929	93,026
Norfolk Southern	4,256	1,018,248
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Old Dominion Freight Line	4,704	$ 1,345,250
†PAM Transportation Services	1,364	61,353
Ryder System	3,781	312,727
†Saia	2,290	545,089
Schneider National Class B	5,218	118,657
†Uber Technologies	2,905	130,144
Union Pacific	15,901	3,116,755
Universal Logistics Holdings	2,167	43,513
†USA Truck	643	9,825
Werner Enterprises	4,045	179,072
†XPO Logistics	6,121	487,109
		13,306,482
Semiconductors & Semiconductor Equipment–4.47%
†Advanced Micro Devices	5,505	566,464
†Alpha & Omega Semiconductor	978	30,680
†Ambarella	1,741	271,143
Amkor Technology	22,758	567,812
Analog Devices	10,977	1,838,428
Applied Materials	14,737	1,897,094
†Axcelis Technologies	2,339	110,003
†AXT	1,172	9,763
Broadcom	7,013	3,400,814
Brooks Automation	3,316	339,393
†CEVA	1,018	43,438
†Cirrus Logic	4,655	383,339
CMC Materials	1,936	238,573
†Cohu	3,624	115,751
†Diodes	2,424	219,590
†DSP Group	1,135	24,868
†Enphase Energy	1,367	205,009
Entegris	3,794	477,665
†First Solar	4,890	466,799
†FormFactor	4,562	170,299
†Ichor Holdings	1,913	78,605
Intel	94,862	5,054,247
KLA	4,398	1,471,175
Kulicke & Soffa Industries	3,275	190,867
Lam Research	3,599	2,048,371
†Lattice Semiconductor	3,059	197,764
†MACOM Technology Solutions Holdings	1,580	102,495
Marvell Technology	18,525	1,117,243
†MaxLinear	2,621	129,084
Microchip Technology	4,287	658,012
Micron Technology	22,628	1,606,135
MKS Instruments	2,121	320,080
Monolithic Power Systems	771	373,688
†NeoPhotonics	1,612	14,041
NVE	375	23,989
NVIDIA	10,272	2,127,948
NXP Semiconductors	1,651	323,381
†ON Semiconductor	12,973	593,774

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Onto Innovation	3,137	$ 226,648
†PDF Solutions	2,280	52,531
†Photronics	4,937	67,291
Power Integrations	2,937	290,734
†Qorvo	3,137	524,475
QUALCOMM	20,614	2,658,794
†Rambus	6,528	144,922
†Semtech	2,840	221,435
†Silicon Laboratories	1,942	272,191
Skyworks Solutions	6,210	1,023,284
†SMART Global Holdings	1,230	54,735
†SolarEdge Technologies	414	109,801
†Synaptics	2,171	390,194
Teradyne	5,398	589,300
Texas Instruments	19,692	3,784,999
†Ultra Clean Holdings	2,077	88,480
Universal Display	1,230	210,281
†Veeco Instruments	2,578	57,257
Wolfspeed	3,268	263,826
†Xilinx	5,564	840,108
		39,679,110
Software–6.97%
†A10 Networks	2,287	30,829
†ACI Worldwide	6,433	197,686
†Adobe	7,484	4,308,689
†Agilysys	934	48,904
†Alarm.com Holdings	1,481	115,799
†Altair Engineering Class A	800	55,152
†Alteryx Class A	441	32,237
American Software Class A	1,038	24,653
†Anaplan	466	28,375
†ANSYS	1,313	447,011
†Appfolio Class A	301	36,240
†Asana Class A	1,121	116,405
†Aspen Technology	3,599	441,957
†Atlassian Class A	398	155,785
†Autodesk	2,954	842,392
†Avalara	882	154,147
†Avaya Holdings	6,128	121,273
†Black Knight	3,616	260,352
†Blackbaud	3,293	231,663
†Blackline	620	73,197
†Bottomline Technologies	1,658	65,126
†Box Class A	2,738	64,809
†Cadence Design Systems	2,892	437,965
CDK Global	4,694	199,730
†Cerence	1,724	165,694
†Ceridian HCM Holding	2,185	246,075
†ChannelAdvisor	2,000	50,460
Citrix Systems	3,003	322,432
†Cloudera	3,485	55,655
†Cognyte Software	3,097	63,643
†CommVault Systems	1,488	112,061
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Coupa Software	251	$ 55,014
†Crowdstrike Holdings Class A	228	56,038
†Datadog Class A	238	33,641
†Dell Technologies Class C	2,663	277,059
†DocuSign	339	87,269
Dolby Laboratories Class A	2,941	258,808
†Dropbox Class A	12,202	356,542
†Dynatrace	1,379	97,868
Ebix	2,526	68,025
†eGain	796	8,119
†Elastic	311	46,336
†Envestnet	2,030	162,887
†Everbridge	252	38,062
†Fair Isaac	1,054	419,418
†Five9	397	63,417
†Fortinet	3,130	914,085
†Guidewire Software	1,956	232,510
†HubSpot	157	106,146
InterDigital	2,062	139,845
Intuit	3,195	1,723,734
†J2 Global	3,482	475,711
Mandiant	7,235	128,783
†Manhattan Associates	3,829	585,952
Microsoft	123,218	34,737,619
†Mimecast	250	15,900
†N-Able	2,262	28,071
†NCR	9,975	386,631
†New Relic	1,371	98,397
NortonLifeLock	15,946	403,434
†Nuance Communications	4,032	221,921
†Nutanix Class A	2,234	84,222
†OneSpan	2,510	47,138
Oracle	32,113	2,798,006
†Palantir Technologies Class A	923	22,189
†Paycom Software	1,447	717,350
†Paylocity Holding	708	198,523
Pegasystems	581	73,845
†Ping Identity Holding	1,531	37,617
Progress Software	3,296	162,130
†PTC	2,198	263,298
†Q2 Holdings	156	12,502
QAD Class A	313	27,353
†Qualys	1,916	213,232
†RingCentral Class A	288	62,640
†SailPoint Technologies Holding	1,608	68,951
†salesforce.com	6,276	1,702,177
Sapiens International	3,371	97,017
†ServiceNow	339	210,950
†Smartsheet Class A	1,396	96,073
†Splunk	1,375	198,976
†SPS Commerce	816	131,629
SS&C Technologies Holdings	7,555	524,317

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synchronoss Technologies	2,306	$ 5,534
†Synopsys	1,469	439,833
†Teradata	7,049	404,260
†Trade Desk Class A	2,848	200,214
†Tyler Technologies	575	263,724
†Upland Software	1,653	55,276
†Varonis Systems	1,151	70,038
†Verint Systems	3,097	138,715
†VMware Class A	894	132,938
†Vonage Holdings	7,194	115,967
†Workday Class A	315	78,715
†Workiva	292	41,160
Xperi Holding	7,533	141,922
†Zendesk	500	58,195
†Zoom Video Communications Class A	694	181,481
†Zscaler	476	124,817
		61,936,562
Specialty Retail–2.97%
Aaron's	2,309	63,590
†Abercrombie & Fitch Class A	6,902	259,722
Advance Auto Parts	2,015	420,913
American Eagle Outfitters	13,926	359,291
†America's Car-Mart	473	55,237
†Asbury Automotive Group	1,229	241,793
†AutoNation	7,273	885,560
†AutoZone	459	779,377
†Barnes & Noble Education	4,091	40,869
Bath & Body Works	2,245	141,502
†Bed Bath & Beyond	11,792	203,707
Best Buy	14,515	1,534,381
Big 5 Sporting Goods	952	21,934
†Boot Barn Holdings	2,377	211,244
Buckle	2,085	82,545
†Build-A-Bear Workshop	1,134	19,210
†Burlington Stores	1,372	389,058
Caleres	3,166	70,349
Camping World Holdings Class A	689	26,781
†CarMax	5,954	761,874
†Carvana	154	46,437
Cato Class A	2,294	37,943
†Chico's FAS	9,593	43,073
†Citi Trends	1,474	107,543
†Conn's	3,161	72,166
†Container Store Group	7,273	69,239
†Designer Brands Class A	3,126	43,545
Dick's Sporting Goods	4,473	535,731
†Five Below	1,436	253,899
†Floor & Decor Holdings Class A	5,597	676,062
Foot Locker	8,253	376,832
Gap	12,803	290,628
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Genesco	1,809	$ 104,434
Group 1 Automotive	1,309	245,935
Guess	7,264	152,617
Haverty Furniture	1,170	39,441
Hibbett Sports	1,132	80,078
Home Depot	13,489	4,427,899
Lithia Motors	1,982	628,373
Lowe’s	13,932	2,826,246
†Lumber Liquidators Holdings	2,511	46,905
†MarineMax	1,791	86,899
Monro	2,081	119,678
Murphy USA	2,169	362,787
†National Vision Holdings	3,754	213,115
†ODP	3,561	143,010
†O'Reilly Automotive	1,307	798,655
Penske Automotive Group	5,297	532,878
Rent-A-Center	3,348	188,191
†RH	1,072	714,928
Ross Stores	5,019	546,318
†Sally Beauty Holdings	4,190	70,601
Shoe Carnival	2,018	65,424
Signet Jewelers	4,587	362,190
†Sleep Number	1,810	169,199
Sonic Automotive Class A	1,581	83,066
†Sportsman's Warehouse Holdings	1,747	30,747
Tilly's Class A	2,120	29,701
TJX	11,562	762,861
Tractor Supply	6,057	1,227,209
†Ulta Beauty	2,108	760,819
†Urban Outfitters	6,503	193,074
†Victoria's Secret & Co.	748	41,334
Williams-Sonoma	6,036	1,070,364
Winmark	203	43,651
†Zumiez	1,585	63,020
		26,353,682
Technology Hardware, Storage & Peripherals–4.98%
†3D Systems	6,912	190,564
Apple	285,141	40,347,451
†Avid Technology	1,312	37,943
Hewlett Packard Enterprise	33,041	470,834
HP	16,569	453,328
†Immersion	1,963	13,427
NetApp	7,200	646,272
†Pure Storage Class A	5,495	138,254
Seagate Technology Holdings	12,453	1,027,622
†Stratasys	3,678	79,151
†Super Micro Computer	2,031	74,274
†Turtle Beach	601	16,720
†Western Digital	8,583	484,424
Xerox Holdings	13,402	270,318
		44,250,582

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.98%
†Capri Holdings	6,876	$ 332,867
Carter's	3,084	299,888
Columbia Sportswear	4,293	411,441
†Crocs	4,701	674,499
Culp	857	11,038
†Deckers Outdoor	2,000	720,400
†Fossil Group	4,356	51,619
†G-III Apparel Group	5,065	143,339
Hanesbrands	26,411	453,213
Kontoor Brands	1,550	77,422
Levi Strauss & Co. Class A	1,906	46,716
†Lululemon Athletica	1,598	646,711
Movado Group	1,488	46,857
NIKE Class B	16,104	2,338,784
Oxford Industries	1,080	97,384
†PVH	3,292	338,385
Ralph Lauren	1,882	208,977
†Skechers USA Class A	5,696	239,915
Steven Madden	4,035	162,046
Superior Group of Companies	478	11,133
Tapestry	13,865	513,282
†Under Armour Class A	5,454	110,062
†Under Armour Class C	6,534	114,476
†Unifi	1,589	34,847
†Vera Bradley	4,817	45,328
VF	7,148	478,844
Wolverine World Wide	4,245	126,671
		8,736,144
Thrifts & Mortgage Finance–0.40%
†Bridgewater Bancshares	1,259	22,045
Capitol Federal Financial	10,543	121,139
†Columbia Financial	5,791	107,133
Essent Group	7,232	318,280
Federal Agricultural Mortgage Class C	746	80,956
Flagstar Bancorp	3,532	179,355
FS Bancorp	364	12,598
Hingham Institution For Savings	65	21,885
Home Bancorp	767	29,667
HomeStreet	1,444	59,421
Kearny Financial	6,302	78,334
Luther Burbank	1,860	24,943
Merchants Bancorp	600	23,682
Meridian Bancorp	4,266	88,562
Meta Financial Group	3,630	190,502
MGIC Investment	3,265	48,844
†Mr Cooper Group	5,737	236,192
New York Community Bancorp	26,009	334,736
†NMI Holdings Class A	4,487	101,451
Northfield Bancorp	4,576	78,524
Northwest Bancshares	9,475	125,828
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†Ocwen Financial	526	$ 14,796
PCSB Financial	1,434	26,443
†Ponce de Leon Federal Bank	817	11,855
Premier Financial	3,387	107,842
Provident Financial Services	5,414	127,067
Radian Group	2,793	63,457
Southern Missouri Bancorp	664	29,807
†Sterling Bancorp	1,968	10,155
Territorial Bancorp	299	7,589
TFS Financial	7,410	141,235
Timberland Bancorp	400	11,580
TrustCo Bank	1,470	46,996
Walker & Dunlop	2,190	248,565
Washington Federal	4,358	149,523
Waterstone Financial	2,626	53,807
Western New England Bancorp	1,120	9,554
WSFS Financial	3,528	181,022
		3,525,370
Tobacco–0.35%
Altria Group	41,490	1,888,625
Philip Morris International	10,456	991,124
Turning Point Brands	703	33,568
Universal	1,492	72,108
Vector Group	7,114	90,704
		3,076,129
Trading Companies & Distributors–0.87%
Air Lease	8,537	335,846
Applied Industrial Technologies	2,223	200,359
†Beacon Roofing Supply	4,965	237,128
Boise Cascade	2,267	122,373
CAI International	2,189	122,387
†DXP Enterprises	1,412	41,753
Fastenal	16,174	834,740
GATX	2,433	217,900
Global Industrial	2,361	89,458
†GMS	2,996	131,225
H&E Equipment Services	2,029	70,427
†Herc Holdings	1,751	286,218
†Lawson Products	624	31,206
McGrath RentCorp	1,676	120,588
†MRC Global	5,465	40,113
MSC Industrial Direct Class A	3,057	245,141
†NOW	6,498	49,710
Rush Enterprises Class A	3,109	140,402
Rush Enterprises Class B	820	37,531
†SiteOne Landscape Supply	2,352	469,153
†Textainer Group Holdings	3,468	121,068
†Titan Machinery	1,745	45,213
Triton International	4,168	216,903

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†United Rentals	4,479	$ 1,571,815
†Univar Solutions	9,999	238,176
†Veritiv	1,896	169,806
Watsco	1,424	376,819
†WESCO International	4,265	491,840
†Willis Lease Finance	616	22,909
WW Grainger	1,618	635,971
		7,714,178
Transportation Infrastructure–0.03%
Macquarie Infrastructure Holdings	5,659	229,529
		229,529
Water Utilities–0.16%
American States Water	1,681	143,759
American Water Works	3,453	583,695
Artesian Resources Class A	575	21,948
California Water Service Group	2,184	128,703
Consolidated Water	860	9,804
Essential Utilities	6,714	309,381
Middlesex Water	968	99,491
SJW Group	1,157	76,432
York Water	500	21,840
		1,395,053
Wireless Telecommunication Services–0.21%
Shenandoah Telecommunications	3,690	116,530
Spok Holdings	803	8,207
Telephone & Data Systems	6,032	117,624
†T-Mobile	12,136	1,550,495
†United States Cellular	2,733	87,156
		1,880,012
Total Common Stock (Cost $521,626,818)		885,244,405
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.01%
•WESCO International 10.63% (H15T5Y + 10.33%)	1,790	$ 56,170
Total Preferred Stock (Cost $44,738)		56,170
RIGHTS–0.00%
=†πAchillion Pharmace CVR	22,444	32,544
=†πContra Aduro Biotech CVR	227	406
=†πContra zagg	2,221	200
=†πMedia General CVR	5,975	337
=†πNewsstar Financial CVR	2,435	247
=†πProgenic Pharmaceuticals CVR	8,600	3,010
Total Rights (Cost $10,524)		36,744
WARRANT–0.00%
†Nabors Industries exp 6/11/26 exercise price USD 166.67	230	1,343
Total Warrant (Cost $0)		1,343

MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	2,360,119	2,360,119
Total Money Market Fund (Cost $2,360,119)		2,360,119

TOTAL INVESTMENTS–99.97% (Cost $524,042,199)	887,698,781
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	295,839
NET ASSETS APPLICABLE TO 46,779,410 SHARES OUTSTANDING–100.00%	$887,994,620

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $36,744, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace CVR	1/29/2020	$10,324	$32,544
Contra Aduro Biotech CVR	10/2/2020	—	406
Contra zagg	2/22/2021	200	200
Media General CVR	1/18/2017	—	337
Newsstar Financial CVR	12/26/2017	—	247
Progenic Pharmaceuticals CVR	6/22/2020	—	3,010
Total		$10,524	$36,744

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$11,970,751	$—	$—	$11,970,751
Air Freight & Logistics	6,069,392	—	—	6,069,392
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Airlines	$2,716,219	$—	$—	$2,716,219
Auto Components	5,344,513	—	—	5,344,513
Automobiles	5,529,153	—	—	5,529,153
Banks	51,711,158	—	—	51,711,158
Beverages	10,850,301	—	—	10,850,301
Biotechnology	18,688,126	—	11,781	18,699,907
Building Products	10,854,704	—	—	10,854,704
Capital Markets	29,336,423	—	—	29,336,423
Chemicals	21,454,271	—	—	21,454,271
Commercial Services & Supplies	9,350,071	—	—	9,350,071
Communications Equipment	7,706,115	—	—	7,706,115
Construction & Engineering	4,344,457	—	—	4,344,457
Construction Materials	1,825,968	—	—	1,825,968
Consumer Finance	11,238,191	—	—	11,238,191
Containers & Packaging	7,798,693	—	—	7,798,693
Distributors	1,874,845	—	—	1,874,845
Diversified Consumer Services	2,842,325	—	—	2,842,325
Diversified Financial Services	7,043,859	—	—	7,043,859
Diversified Telecommunication Services	11,598,506	—	—	11,598,506
Electric Utilities	7,243,558	—	—	7,243,558
Electrical Equipment	8,372,228	—	—	8,372,228
Electronic Equipment, Instruments & Components	13,704,640	—	—	13,704,640
Energy Equipment & Services	3,983,946	—	—	3,983,946
Entertainment	7,779,462	—	—	7,779,462
Equity Real Estate Investment Trusts	31,880	—	—	31,880
Food & Staples Retailing	13,269,886	—	—	13,269,886
Food Products	13,588,902	—	—	13,588,902
Gas Utilities	1,603,329	—	—	1,603,329
Health Care Equipment & Supplies	21,389,189	—	—	21,389,189
Health Care Providers & Services	27,351,667	—	—	27,351,667
Health Care Technology	1,970,177	—	—	1,970,177
Hotels, Restaurants & Leisure	13,836,699	—	—	13,836,699
Household Durables	10,556,787	—	—	10,556,787
Household Products	9,720,770	—	—	9,720,770
Independent Power and Renewable Electricity Producers	1,705,367	—	—	1,705,367
Industrial Conglomerates	6,156,439	—	—	6,156,439
Insurance	27,484,797	—	—	27,484,797
Interactive Media & Services	28,187,672	—	—	28,187,672
Internet & Direct Marketing Retail	27,325,793	—	—	27,325,793
IT Services	39,118,563	—	—	39,118,563
Leisure Products	2,787,246	—	—	2,787,246
Life Sciences Tools & Services	10,958,937	—	—	10,958,937
Machinery	27,773,813	—	—	27,773,813
Marine	602,373	—	—	602,373
Media	15,831,084	—	—	15,831,084
Metals & Mining	8,049,146	—	—	8,049,146
Multiline Retail	6,541,410	—	—	6,541,410
Multi-Utilities	4,079,450	—	—	4,079,450
Oil, Gas & Consumable Fuels	27,673,830	—	—	27,673,830
Paper & Forest Products	1,097,876	—	—	1,097,876
Personal Products	2,333,942	—	—	2,333,942
Pharmaceuticals	27,950,841	—	—	27,950,841
Professional Services	9,762,703	—	—	9,762,703
Real Estate Management & Development	3,177,348	—	—	3,177,348
Road & Rail	13,306,482	—	—	13,306,482
Semiconductors & Semiconductor Equipment	39,679,110	—	—	39,679,110
Software	61,936,562	—	—	61,936,562
Specialty Retail	26,353,682	—	—	26,353,682
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Technology Hardware, Storage & Peripherals	$44,250,582	$—	$—	$44,250,582
Textiles, Apparel & Luxury Goods	8,736,144	—	—	8,736,144
Thrifts & Mortgage Finance	3,525,370	—	—	3,525,370
Tobacco	3,076,129	—	—	3,076,129
Trading Companies & Distributors	7,714,178	—	—	7,714,178
Transportation Infrastructure	229,529	—	—	229,529
Water Utilities	1,395,053	—	—	1,395,053
Wireless Telecommunication Services	1,880,012	—	—	1,880,012
Preferred Stock	56,170	—	—	56,170
Rights	—	—	36,744	36,744
Warrant	1,343	—	—	1,343
Money Market Fund	2,360,119	—	—	2,360,119
Total Investments	$887,650,256	$—	$48,525	$887,698,781
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–28